Equity (Details) - Schedule of Share Capital - shares	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Ordinary shares of NIS 1 par value, Authorized	70,000,000	70,000,000
Ordinary shares of NIS 1 par value, Outstanding	57,479,528	44,832,843